Reorganization Of Businesses	12 Months Ended
Dec. 31, 2013
Reorganization Of Businesses [Abstract]
Reorganization of Businesses
Reorganization of Businesses
The Company maintains a formal Involuntary Severance Plan (the “Severance Plan”), which permits the Company to offer eligible employees severance benefits based on years of service and employment grade level in the event that employment is involuntarily terminated as a result of a reduction-in-force or restructuring. The Severance Plan includes defined formulas to calculate employees’ termination benefits.  In addition to the Involuntary Severance Plan, during the year ended December 31, 2013, the Company accepted voluntary applications to its Severance Plan from a defined subset of employees within the United States.  Voluntary applicants received termination benefits based on the formulas defined in the Severance Plan; however, termination benefits, which are normally capped at six months of salary, were capped at a full year’s salary.
The Company recognizes termination benefits based on formulas per the Severance Plan at the point in time that future settlement is probable and can be reasonably estimated based on estimates prepared at the time a restructuring plan is approved by management. Exit costs consist of future minimum lease payments on vacated facilities and other contractual terminations. At each reporting date, the Company evaluates its accruals for employee separation and exit costs to ensure the accruals are still appropriate. In certain circumstances, accruals are no longer needed because of efficiencies in carrying out the plans or because employees previously identified for separation resigned from the Company and did not receive severance, or were redeployed due to circumstances not foreseen when the original plans were approved. In these cases, the Company reverses accruals through the consolidated statements of operations where the original charges were recorded when it is determined they are no longer needed.
2013 Charges
During 2013, the Company continued to implement various productivity improvement plans aimed at achieving long-term, sustainable profitability by driving efficiencies and reducing operating costs. Both of the Company’s segments were impacted by these plans. The employees affected were located in all geographic regions.
During 2013, the Company recorded net reorganization of business charges of $86 million, including $16 million of charges in Costs of sales and $70 million of charges under Other charges in the Company’s consolidated statements of operations. Included in the aggregate $86 million are charges of $94 million for employee separation costs, $2 million for exit costs, partially offset by $10 million of reversals for accruals no longer needed. Of the total employee separation costs recognized during the year, including costs related to discontinued operations, $52 million related to approximately 450 voluntary applicants.
The following table displays the net charges incurred by segment:

Years ended December 31	2013
Products	$57
Services	29
$86

The following table displays a rollforward of the reorganization of businesses accruals established for exit costs and employee separation costs, including those related to discontinued operations which will be maintained by the Company after the sale of the Enterprise business, from January 1, 2013 to December 31, 2013:

2013	Accruals at January 1	Additional Charges	Adjustments	Amount Used	Accruals at December 31
Exit costs	$4	$3	$—	$(1)	$6
Employee separation costs	31	146	(16)	(58)	103
	$35	$149	$(16)	$(59)	$109

Exit Costs
At January 1, 2013, the Company had an accrual of $4 million for exit costs attributable to lease terminations. There were $3 million of additional charges in 2013. The $1 million used in 2013 reflects cash payments. The remaining accrual of $6 million, which is included in Accrued liabilities in the Company’s consolidated balance sheets at December 31, 2013, primarily represents future cash payments for lease termination obligations that are expected to be paid over a number of years.
Employee Separation Costs
At January 1, 2013, the Company had an accrual of $31 million for employee separation costs, representing the severance costs for: (i) severed employees who began receiving payments in 2012 and (ii) approximately 400 employees who began receiving payments in 2013. The 2013 additional charges of $146 million represent severance costs for approximately an additional 2,200 employees, of which 800 were direct employees and 1,400 were indirect employees. The adjustments of $16 million reflect reversals of accruals no longer needed.
During 2013, approximately 1,100 employees, of which 700 were indirect employees and 400 were direct employees, were separated from the Company. The $58 million used in 2013 reflects cash payments to separated employees, including $20 million related to employees of the Enterprise business and included in discontinued operations. The remaining accrual of $103 million, which is included in Accrued liabilities in the Company’s consolidated balance sheet at December 31, 2013, is expected to be paid, generally, within one year to: (i) severed employees who have already begun to receive payments and (ii) approximately 1,200 employees to be separated in 2014.
2012 Charges
During 2012, the Company continued to implement various productivity improvement plans aimed at achieving long-term, sustainable profitability by driving efficiencies and reducing operating costs. Both of the Company’s segments were impacted by these plans. The employees affected were located in all geographic regions.
During 2012, the Company recorded net reorganization of business charges of $33 million, including $6 million of charges in Costs of sales and $27 million of charges under Other charges in the Company’s consolidated statements of operations. Included in the aggregate $33 million are charges of (i) $35 million for employee separation costs, and (ii) $5 million for building impairments, partially offset by $7 million of reversals for accruals no longer needed.
The following table displays the net charges incurred by segment:

Years ended December 31	2012
Products	$22
Services	11
$33

The following table displays a rollforward of the reorganization of businesses accruals established for exit costs and employee separation costs, including those related to discontinued operations which will be maintained by the Company after the sale of the Enterprise business, from January 1, 2012 to December 31, 2012:

2012	Accruals at January 1	Additional Charges	Adjustments	Amount Used	Accruals at December 31
Exit costs	$14	$—	$1	$(11)	$4
Employee separation costs	30	54	(9)	(44)	31
	$44	$54	$(8)	$(55)	$35

Exit Costs
At January 1, 2012, the Company had an accrual of $14 million for exit costs attributable to lease terminations. There were no additional charges in 2012. The net adjustments of $1 million reflect $2 million of reversals of accruals no longer needed, offset by $3 million of other adjustments. The $11 million used in 2012 reflects cash payments. The remaining accrual of $4 million, which was included in Accrued liabilities in the Company’s consolidated balance sheet at December 31, 2012, represents future cash payments, primarily for lease termination obligations.
Employee Separation Costs
At January 1, 2012, the Company had an accrual of $30 million for employee separation costs, representing the severance costs for approximately 700 employees. The additional 2012 charges of $54 million represent severance costs for approximately an additional 1,000 employees, of which 300 are direct employees and 700 are indirect employees. The adjustments of $9 million reflect accruals no longer required.
During 2012, approximately 1,000 employees, of which 700 were indirect employees and 300 were direct employees, were separated from the Company. The $44 million used in 2012 reflects cash payments to these separated employees, including $20 million related to employees of the Enterprise business and included in discontinued operations. The remaining accrual of $31 million was included in Accrued liabilities in the Company’s consolidated balance sheet at December 31, 2012.
2011 Charges
During 2011, the Company continued to implement various productivity improvement plans aimed at achieving long-term, sustainable profitability by driving efficiencies and reducing operating costs. Both of the Company’s segments were impacted by these plans. The employees affected were located in all geographic regions.
The Company recorded net reorganization of business charges of $40 million, including $5 million of charges in Costs of sales and $35 million of charges under Other charges in the Company’s consolidated statements of operations. Included in the aggregate $40 million are charges of $28 million for employee separation costs and $13 million for exit costs, partially offset by $1 million of reversals for accruals no longer needed.
The following table displays the net charges incurred by segment:

Years ended December 31	2011
Products	$27
Services	13
$40

The following table displays a rollforward of the reorganization of businesses accruals established for exit costs and employee separation costs, including those related to discontinued operations which will be maintained by the Company after the sale of the Enterprise business, from January 1, 2011 to December 31, 2011:

2011	Accruals at January 1	Additional Charges	Adjustments	Amount Used	Accruals at December 31
Exit costs	$17	$19	$1	$(23)	$14
Employee separation costs	50	41	(3)	(58)	30
	$67	$60	$(2)	$(81)	$44

Exit Costs
At January 1, 2011, the Company had an accrual of $17 million for exit costs attributable to lease terminations. The 2011 additional charges of $19 million were primarily related to the exit of leased facilities and contractual termination costs. The adjustments of $1 million reflect and adjustment to accruals needed. The $23 million used in 2011 reflected cash payments. The remaining accrual of $14 million, which was included in Accrued liabilities in the Company’s consolidated balance sheets at December 31, 2011, represented future cash payments, primarily for lease termination obligations.
Employee Separation Costs
At January 1, 2011, the Company had an accrual of $50 million for employee separation costs, representing the severance costs for approximately 1,000 employees. The additional 2011 charges of $41 million were severance costs for approximately an additional 900 employees, of which 300 were direct employees and 600 were indirect employees. The adjustments of $3 million reflect accruals no longer required.
During 2011, approximately 1,300 employees, of which 800 were direct employees and 500 were indirect employees, were separated from the Company. The $58 million used in 2011 reflected cash payments to these separated employees, including $28 million related to employees of the Enterprise business and included in discontinued operations. The remaining accrual of $30 million was included in Accrued liabilities in the Company’s consolidated balance sheet at December 31, 2011.